Patent Rights (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Patent Rights

Cost
Balance at December 31, 2017	$978,126
Additions	420,587
Balance at December 31, 2018	$1,398,713
Amortization & Impairment Losses
Balance at December 31, 2017	$203,901
Amortization for the period	22,327

Balance at December 31, 2018	$226,228
Net Book Value
At December 31, 2017	$774,225

At December 31, 2018	$1,172,485